TAXATION	12 Months Ended
Dec. 31, 2022
TAXATION
TAXATION

25.  TAXATION

Income Tax

1)	Cayman Islands

The Group was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

2)	The United States (“US”)

The Company’s subsidiaries, incorporated in the United States are subject to statutory income tax at a rate up to 35% for taxable income earned in the United States. On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was enacted, significantly revising the U.S corporate income tax law. Changes include a reduction in the federal corporate tax, changes to operating loss carry-forwards and carrybacks, and a repeal of the corporate alternative minimum tax. This legislation resulted in a reduction of the U.S. federal corporate income tax rates from a maximum of 35% to 21%, to which the subsidiaries incorporated in the United States are subject.

3)	Hong Kong

Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

4)	Singapore

The Company’s subsidiaries incorporated in Singapore are subject to an income tax rate of 17% for taxable income earned in Singapore. Singapore does not impose a withholding tax on dividends for resident companies. In the years ended December 31, 2020, 2021 and 2022, we did not incur any income tax as there was no estimated assessable profit that was subject to Singapore income tax.

5)	China

The Company’s subsidiaries, the consolidated VIEs and subsidiaries of the VIEs established in the PRC are subject to statutory income tax at a rate of 25%, unless preferential tax rates were applicable.

The Enterprise Income Tax (“EIT”) Law and its implementing rules permit High and New Technology Enterprise (“HNTE”) to enjoy a reduced 15% EIT rate. Futu Network Technology (Shenzhen) Co., Ltd., one of the Company’s subsidiary, and Shenzhen Futu, the consolidated VIE,  obtained the qualification certificate of HNTE under the EIT Law, subject to the tax rate of 15% with a valid period of three years starting from 2022 and 2020, respectively.

According to the relevant EIT Laws jointly promulgated by the Ministry of Finance of the PRC, State Tax Bureau of the PRC, and Ministry of Science of the PRC that became effective from 2018 onwards, enterprises engaging in research and development activities are entitled to claim 175% of their research and development expenses so incurred as tax deductible expenses when determining their assessable profits for that year (“Super Deduction”). For enterprises that currently enjoy pre-tax deduction for R&D expenses at the ratio of 75%, the pre-tax deduction ratio will be increased to 100% during the period between October 1, 2022 and December 31,2022.

25.    TAXATION (Continued)

Income Tax (Continued)

5)	China (Continued)

Under the EIT Law enacted by the National People’s Congress of PRC on March 16, 2007 and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by FIEs in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with PRC.

The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered resident enterprises for the PRC income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered as PRC resident enterprises if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the Group’s entities organized outside of the PRC should be treated as resident enterprises for the PRC income tax purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiary registered outside the PRC should be deemed resident enterprises, the Company and its subsidiary registered outside the PRC will be subject to the PRC income tax, at a rate of 25%.

Dividends paid by the Group’s wholly foreign-owned subsidiaries in China to non-PRC-resident enterprises which do not have an establishment or place of business in the PRC, or which have such establishment or place of business but the relevant income is not effectively connected with the establishment or place of business, will be subject to a withholding tax rate of 10%, unless the relevant Hong Kong entity satisfies all the requirements under the Arrangement between the Mainland of China and the Hong Kong Special Administrative Region for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with respect to Taxes on Income and receives approval from the relevant tax authority. The undistributed earnings that are subject to dividend tax are expected to be indefinitely reinvested for the foreseeable future. The Group did not record any withholding tax for its PRC earnings and considered determination of such withholding tax amount not practicable.

Composition of income tax expenses

The following table sets forth current and deferred portion of income tax expenses:

	Year ended December 31,
	2020	2021	2022

	(HK$ in thousands)
Current income tax expenses	137,939	396,512	466,074
Deferred income tax benefit	(13,146)	(21,431)	(52,112)
Income tax expenses	124,793	375,081	413,962

25.    TAXATION (Continued)

Tax Reconciliation

Reconciliation between the income tax expenses computed by applying the Hong Kong enterprise tax rate to income before income taxes and actual provision were as follows:

	Year ended December 31,
	2020	2021	2022

	(HK$ in thousands)
Income before income tax expenses and share of loss from equity method investments	1,450,623	3,185,291	3,358,607
Tax expenses at Hong Kong profit tax rate of 16.5%	239,353	524,907	554,005
Changes in valuation allowance	14,348	101,653	(46,798)
Tax effect of permanence differences	9,029	22,047	41,181
Effect of income tax jurisdictions other than Hong Kong	(4,386)	(32,182)	50,807
Super deduction of research and development expenses	(29,081)	(62,966)	(86,419)
Final settlement differences	—	(602)	(3,614)
Income not subject to tax (1)	(104,470)	(177,776)	(95,200)
Income tax expenses	124,793	375,081	413,962
(1)

This amount mainly represents tax exemption relating to the offshore income of Futu Securities. The brokerage commission income derived from executing the clients’ orders of US listed securities was treated as offshore-sourced and non-taxable on the basis that these transactions were executed outside Hong Kong.

Deferred Tax Assets and Liabilities

Deferred income tax expenses reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2021	2022

	(HK$ in thousands)
Deferred tax assets
Net operating loss carryforwards	158,826	129,248
Accrued expenses and others	50,408	79,098
Less: valuation allowance	(169,422)	(122,624)
Total deferred tax assets	39,812	85,722
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,495)	(1,158)
Net deferred tax assets	38,317	84,564

Total deferred tax liabilities	2,131	8,572
Set-off of deferred tax assets pursuant to set-off provisions	(1,495)	(1,158)
Net deferred tax liabilities	636	7,414

25.    TAXATION (Continued)

Movement of Valuation Allowance

	Year ended December 31,
	2020	2021	2022

	(HK$ in thousands)
Balance at beginning of the year	53,421	67,769	169,422
Additions	30,935	108,347	97,727
Reversals	(16,587)	(6,694)	(144,525)
Balance at end of the year	67,769	169,422	122,624

Valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. The statutory rate depending on which entity was applied when calculating deferred tax assets.

As of December 31, 2021 and 2022, the Group had net operating loss carryforwards of approximately HK$764,251 thousand and HK$671,237 thousand, respectively, which arose from the subsidiaries, the VIEs and the VIEs’ subsidiaries established in Hong Kong, the U.S, Singapore and PRC. As of December 31, 2021 and 2022, of the net operating loss carryforwards, HK$761,417 thousand and HK$625,688 thousand was provided for valuation allowance against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets of accrued expenses and others will not be realized. While the remaining HK$2,834 thousand and HK $45,549 thousand is expected to be utilized prior to expiration considering future taxable income for respective entities.

Uncertain Tax Position

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. The Group continues to assess the uncertain tax positions in accordance with applicable income tax guidance and based on changes in facts and circumstances.

The Group is subject to routine examinations by the applicable local jurisdictions' taxing authorities. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiaries. Accordingly, tax filings of the Company's PRC subsidiaries and the VIEs for tax years 2017 through 2021 remain open to examination by the respective tax authorities. The Group is also subject to the examination of the tax filings in other jurisdictions, most of significant jurisdictions are no longer subject to examinations for tax years before 2016.